TYPE>			13F-HR
<PERIOD>		08/11/05
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY August 11, 2005

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $169,561,847



			Form 13 F information Table
				Title of		     Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Class		CUSIP	    (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company			COM		88579Y101	2153	29775	SH		SOLE		29775	0	0
ABN AMRO Holding N.V.		SPON ADR 	000937102	282	11500	SH		SOLE		11500	0	0
Aetna Inc. 8.50%		PFD CV		00817Y207	355	13600	SH		SOLE		13600	0	0
AFLAC Incorporated		COM		001055102	1232	28475	SH		SOLE		28475	0	0
Alliance Capital Mgt Ho		COM		01855A101	1310	28025	SH		SOLE		28025	0	0
Amerada Hess Corp 7% ACES	PFD CV		023551401	431	4700	SH		SOLE		4700	0	0
American Express Corp		COM		025816109	2574	48360	SH		SOLE		48360	0	0
American Int'l Group		COM		026874107	2172	37380	SH		SOLE		37380	0	0
Amgen Inc.			COM		031162100	2617	43280	SH		SOLE		43280	0	0
B&G Foods, Inc.			COM		05508R205	410	28000	SH		SOLE		28000	0	0
BankAmerica Corp.		COM		060505104	1124	24642	SH		SOLE		24642	0	0
Barclays PLC ADR		ADR		06738E204	495	12400	SH		SOLE		12400	0	0
Barr Laboratories, Inc.		COM		068306109	2734	56097	SH		SOLE		56097	0	0
Basic Indust Select Sector	NSDQ INDX	81369Y100	407	15000	SH		SOLE		15000	0	0
Bassett Furniture Indust	COM		070203104	472	25050	SH		SOLE		25050	0	0
Baxter Intl Inc. 7%		CORP UNTS	071813406	629	11380	SH		SOLE		11380	0	0
Boston Scientific		COM		101137107	13418	496964	SH		SOLE		496964	0	0
BP P.L.C.			SPON ADR	055622104	1214	19469	SH		SOLE		19469	0	0
Bristol-Myers Squibb Co.	COM		110122108	822	32900	SH		SOLE		32900	0	0
C.R. Bard, Inc.			COM		067383109	1909	28700	SH		SOLE		28700	0	0
Cadbury Schweppes PLC		ADR		127209302	2712	70750	SH		SOLE		70750	0	0
Capital One Financial Corp	COM		14040H105	2660	33250	SH		SOLE		33250	0	0
Cedar Fair, L.P.		COM		150185106	499	15500	SH		SOLE		15500	0	0
Celanese Corp. Conv. Perpt	PFD CV		150870202	235	9600	SH		SOLE		9600	0	0
Cheesecake Factory Incorp	COM		163072101	2310	66525	SH		SOLE		66525	0	0
Chesapeake Corporation		COM		165159104	411	19650	SH		SOLE		19650	0	0
Chesapeake Energy Corp		COM		165167107	1588	69660	SH		SOLE		69660	0	0
ChevronTexaco Corp		COM		166764100	2131	38100	SH		SOLE		38100	0	0
Chubb Corporation		COM		171232101	2823	32975	SH		SOLE		32975	0	0
Cisco Systems Inc.		COM		17275R102	2506	131350	SH		SOLE		131350	0	0
CitiGroup			COM		172967101	2682	58020	SH		SOLE		58020	0	0
Clear Channel Comm		COM		184502102	697	22550	SH		SOLE		22550	0	0
Coca-Cola Company		COM		191216100	2702	64725	SH		SOLE		64725	0	0
Comcast Corp Class A Sp		CL A SPL	20030N200	1738	58020	SH		SOLE		58020	0	0
Comerica Incorporated		COM		200340107	543	9400	SH		SOLE		9400	0	0
ConAgra, Inc.			COM		205887102	534	23050	SH		SOLE		23050	0	0
Constellation Brands, Inc	COM		21036P306	769	17300	SH		SOLE		17300	0	0
Costco Wholesale Corp		COM		22160K105	2381	53235	SH		SOLE		53235	0	0
Curis, Inc.			COM		231269101	390	100000	SH		SOLE		100000	0	0
CVS Corp.			COM		126650100	2968	102100	SH		SOLE		102100	0	0
Devon Energy Corp		COM		25179M103	2151	42450	SH		SOLE		42450	0	0
Diageo PLC ADR			SPON ADR	25243Q205	629	10600	SH		SOLE		10600	0	0
Disney (Walt) Co.		COM		254687106	2273	90275	SH		SOLE		90275	0	0
Dominion Resources Inc.		COM		25746U109	545	7425	SH		SOLE		7425	0	0
Double Click			COM		258609304	110	13170	SH		SOLE		13170	0	0
Dow Chemical Company		COM		260543103	615	13820	SH		SOLE		13820	0	0
Eli Lilly & Co.			COM		532457108	218	3915	SH		SOLE		3915	0	0
Elizabeth Arden, Inc.		COM		28660G106	2029	86750	SH		SOLE		86750	0	0
EMC Corp			COM		268648102	2517	183600	SH		SOLE		183600	0	0
Energy Transfer Partners	COM		29273R109	554	16000	SH		SOLE		16000	0	0
ENI S.p.A.			SPON ADR	26874R108	327	2550	SH		SOLE		2550	0	0
Enterprise Prod Partners	COM		293792107	664	24800	SH		SOLE		24800	0	0
Exxon Mobil Corporation		COM		30231G102	2417	42064	SH		SOLE		42064	0	0
FPL Group, Inc.			COM		302571104	763	18138	SH		SOLE		18138	0	0
GATX Corporation		COM		361448103	552	16000	SH		SOLE		16000	0	0
General Electric Co.		COM		369604103	3684	106325	SH		SOLE		106325	0	0
GlaxoSmithKline PLC		SPON ADR	37733W105	3155	65030	SH		SOLE		65030	0	0
GMH Communities Trust		COM		36188G102	485	35000	SH		SOLE		35000	0	0
Hartford Financial Services	PFD CV		416515500	663	9575	SH		SOLE		9575	0	0
Hillenbrand Industries Inc.	COM		431573104	2328	46050	SH		SOLE		46050	0	0
Industrial Select Sector	SBI INT		81369Y704	469	15965	SH		SOLE		15965	0	0
Intel Corp.			COM		458140100	2831	108810	SH		SOLE		108810	0	0
Intl Business Machine		COM		459200101	2026	27310	SH		SOLE		27310	0	0
iShares S&P Global Health	NSDQ INDX	464287325	3071	61500	SH		SOLE		61500	0	0
iSHR Nasdaq Biotech Inde	NSDQ INDX	464287556	270	3975	SH		SOLE		3975	0	0
Kinder Morgan Mgmt, LLC		SHS		49455U100	1306	28392	SH		SOLE		28392	0	0
K-Sea Transport Partners	COM		48268Y101	336	9800	SH		SOLE		9800	0	0
Lance Inc.			COM		514606102	706	41000	SH		SOLE		41000	0	0
Lehman Bros. Hldgs Inc.		COM		524908100	2621	26400	SH		SOLE		26400	0	0
Liz Claiborne Inc.		COM		539320101	2378	59800	SH		SOLE		59800	0	0
Lowes Companies Inc.		COM		548661107	2361	40550	SH		SOLE		40550	0	0
Lyondell Chemical Company	COM		552078107	567	21450	SH		SOLE		21450	0	0
Magellan Midstream Partn	COM		559080106	603	18400	SH		SOLE		18400	0	0
MCI Inc.			COM		552691107	656	25500	SH		SOLE		25500	0	0
Medtronic Inc.			COM		585055106	2535	48945	SH		SOLE		48945	0	0
Microsoft Corp.			COM		594918104	3017	121465	SH		SOLE		121465	0	0
Morgan Stanley			COM		617446448	2323	44265	SH		SOLE		44265	0	0
Neiman Marcus Group, Inc	COM		640204202	514	5300	SH		SOLE		5300	0	0
New York Comm Bancorp Inc	COM		649445103	511	28200	SH		SOLE		28200	0	0
Oil Service Holders Trust    DEPO RCPT		678002106	2752	27000	SH		SOLE		27000	0	0
Omnicare, Inc.			COM		681904108	3259	76800	SH		SOLE		76800	0	0
Packaging Corp of America	COM		695156109	2287	108650	SH		SOLE		108650	0	0
Pepsico, Inc.			COM		713448108	2488	46135	SH		SOLE		46135	0	0
Petrofund Energy Trust		TR UNIT		71648W108	538	33800	SH		SOLE		33800	0	0
Pfizer, Inc.			COM		717081103	2303	83515	SH		SOLE		83515	0	0
Pixelworks, Inc.		COM		72581M107	1910	222600	SH		SOLE		222600	0	0
Progressive Corp Ohio	 	COM		743315103	2258	22850	SH		SOLE		22850	0	0
R.R. Donnelley & Sons Co	COM		257867101	747	21650	SH		SOLE		21650	0	0
Rayonier Inc.			COM		754907103	391	7378	SH		SOLE		7378	0	0
Regal Entertainment Grp		COM		758766109	670	35500	SH		SOLE		35500	0	0
Royal Bank of Scotland Grp	SPON ADR	780097788	255	10500	SH		SOLE		10500	0	0
Royal Caribbean Cruises		COM		V7780T103	2573	53200	SH		SOLE		53200	0	0
SBC Communications Inc		COM		78387G103	539	22700	SH		SOLE		22700	0	0
Schering-Plough Corp. 6.00%	PFD CV		806605606	1125	22070	SH		SOLE		22070	0	0
Scientific Atlanta Inc.		COM		808655104	2824	84875	SH		SOLE		84875	0	0
Scottish Power PLC		SPON ADR	81013T705	596	16750	SH		SOLE		16750	0	0
ServiceMaster Company		COM		81760N109	575	42900	SH		SOLE		42900	0	0
St. Paul Companies 9% Eqt	EQT UNT		792860306	634	9175	SH		SOLE		9175	0	0
Symantec Corporation		COM		871503108	1144	52625	SH		SOLE		52625	0	0
Technology Select Sector	SBI INT		81369Y803	280	14055	SH		SOLE		14055	0	0
Telecom Corp of New Zealand   SPON ADR		879278208	569	16950	SH		SOLE		16950	0	0
Tyco International		COM		902124106	2575	88200	SH		SOLE		88200	0	0
United Technologies Corp.	COM		913017109	2645	51500	SH		SOLE		51500	0	0
Valero L.P.			COM UNT		91913W104	695	11550	SH		SOLE		11550	0	0
Weyerhaeuser Company		COM		962166104	2046	32145	SH		SOLE		32145	0	0
Williams-Sonoma, Inc.		COM		969904101	2711	68500	SH		SOLE		68500	0	0
Yellow Roadway Corp		COM		985577105	2352	46300	SH		SOLE		46300	0	0